Borrowings	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [Abstract]
BORROWINGS
15.	BORROWINGS

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Current portion of borrowings	$1,011,749	$933,110
Non-current portion of borrowings	518,613	859,120
Borrowings	$1,530,362	$1,792,230

The Company maintains borrowings with one financial institution. The borrowings are used for working capital purposes to support its business operations in Thailand. Those borrowings carry interest at the rates varying from 2% to 5.47% per annum. The borrowings mature on various dates from August 13, 2022 to April 7, 2025. For the six months ended June 30, 2022 and 2021, the interest expense was $33,745 and $22,212, respectively.

As of June 30, 2022, the Company has unused bank overdraft availability of approximately $283,000 (THB10 million) and no unused trust receipts availability.

As of June 30, 2021, the Company has unused bank overdraft availability of approximately $312,000 (THB10 million) and unused trust receipts availability of approximately $1,560,000 (THB50 million).